15. COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Notes to Financial Statements
Note 15 - COMMITMENTS AND CONTINGENCIES

15. COMMITMENTS AND CONTINGENCIES

Estate of William Caldwell

The Company has received a copy of a Creditor’s Claim (the “Claim”) in the amount of $27,909,706 made with the Estate of William Caldwell (“Decedent”), who at the time of his death was the Chief Executive Officer and Chairman of the Board of Directors of the Company. The Claim states that Decedent’s liability arises under a cause of action that the Claimant intends to file in Federal court against the Company for violations of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), including Section 10(b) of the Exchange Act and the rules promulgated thereunder. As of the date of the filing of this report, the Company is not aware of any action commenced against it by the Claimant.

In the Claim, the Claimant alleges that in September 2005, he entered into a Settlement Agreement with the Company pursuant to which he received a warrant to purchase shares of the Company’s Common Stock. In the Claim, the Claimant makes several allegations against the Company including that in reliance on misinformation provided to him by the Decedent he exercised his warrant to purchase the Company’s Common Stock at an inflated price and received fewer shares than he was owed by the Company under the terms of his warrant, that the Company breached the Claimant’s warrant by not timely issuing stock after the warrant was exercised, and that the Company failed to provide proper notice of certain events that allegedly triggered the Claimant’s purported rights to additional shares under the warrant. Claimant previously brought an action against the Company, in October 2007, with respect to a dispute over the interpretation of the anti-dilution provisions of the warrant but withdrew this action the day before the trial date.

Pursuant to the employment agreement between the Company and the Decedent, the Company has to indemnify and hold Decedent harmless from costs, expenses or liability arising out of or relating to any acts or decisions made by Decedent in the course of his employment to the same extent that the Company indemnifies and holds harmless other officers and directors of the company in accordance with the Company’s established policies. Our directors and officers are indemnified by our bylaws against amounts actually and necessarily incurred by them in connection with the defense of any action, suit or proceeding in which they are a party by reason of being or having been directors or officers of the Company. Our certificate of incorporation provides that none of our directors or officers shall be personally liable for damages for breach of any fiduciary duty as a director or officer involving any act or omission of any such director or officer. Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to such directors, officers and controlling persons pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable.

In the event that a claim for indemnification against such liabilities, other than the payment by the Company of expenses incurred or paid by such director, officer or controlling person in the successful defense of any action, suit or proceeding, is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

The Company determined that an accrual was necessary at June 30, 2012, which is included in the “loss contingency accrual” amount on the consolidated balance sheets. See Note 7.

Camofi Master LOC

Camofi Master LOC and Camzhn Master LOC (the "Camofi Parties") filed their Complaint on October 13, 2011. In their Complaint, the Camofi Parties argue that as a result of the transactions between the Company and JMJ, Gemini Master Fund, Ltd. and Midsummer Investment, Ltd. respectively, the exercise prices in their Warrants and debentures should have been reduced. Consequently, the Camofi Parties argue that they have been denied the right to receive, in total, at least 130,795,594 shares of the Company's common stock, which has allegedly resulted in losses to the Camofi Parties of at least $22,265,951. The Camofi Parties also seek unspecified damages, in an amount to be proven at trial, based upon the Company’s alleged failure to lower the conversion price of the debentures and to provide proper notice of reduction in exercise price and conversion price. On November 18, 2011, the Company answered the Complaint and asserted affirmative defenses. Discovery has commenced in this case. The Company has evaluated this complaint in the frame work of ASC 450 and believes that the consolidated financial statements as of June 30, 2012 properly reflect management’s consideration of ASC 450. Management intends to contest this case vigorously if a reasonable settlement cannot be achieved.

Securities and Exchange Commission – Civil Action

In May 2012, the Company was named as a defendant in a civil action brought by the Securities and Exchange Commission related to transactions involving the sale and issuance of the Company’s securities. The Securities and Exchange Commission alleges that certain sales of shares to outside organizations, completed in late 2008 and early 2009 under the company’s former management, resulted in $3.5 million in proceeds to the company in violation of Section 3(a)(10) of the Securities Act of 1933, as amended. The Company expensed the $3.5 million as “fines and penalties” in the consolidated statement of operations and recorded the $3.5 million liability to “loss contingency accrual” in the consolidated balance sheet.

See Note 6 “Accrued Settlement” and Note 7 “Loss Contingency Accrual”

15.	COMMITMENTS AND CONTINGENCIES

Estate of William Caldwell

The Company has received a copy of a Creditor’s Claim (the “Claim”) in the amount of $27,909,706 made with the Estate of William Caldwell (“Decedent”), who at the time of his death was the Chief Executive Officer and Chairman of the Board of Directors of the Company. The Claim states that Decedent’s liability arises under a cause of action that the Claimant intends to file in Federal court against the Company for violations of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), including Section 10(b) of the Exchange Act and the rules promulgated thereunder. As of the date of the filing of this report, the Company is not aware of any action commenced against it by the Claimant.

In the Claim, the Claimant alleges that in September 2005, he entered into a Settlement Agreement with the Company pursuant to which he received a warrant to purchase shares of the Company’s Common Stock. In the Claim, the Claimant makes several allegations against the Company including that in reliance on misinformation provided to him by the Decedent he exercised his warrant to purchase the Company’s Common Stock at an inflated price and received fewer shares than he was owed by the Company under the terms of his warrant, that the Company breached the Claimant’s warrant by not timely issuing stock after the warrant was exercised, and that the Company failed to provide proper notice of certain events that allegedly triggered the Claimant’s purported rights to additional shares under the warrant. Claimant previously brought an action against the Company, in October 2007, with respect to a dispute over the interpretation of the anti-dilution provisions of the warrant but withdrew this action the day before the trial date.

Pursuant to the employment agreement between the Company and the Decedent, the Company has to indemnify and hold Decedent harmless from costs, expenses or liability arising out of or relating to any acts or decisions made by Decedent in the course of his employment to the same extent that the Company indemnifies and holds harmless other officers and directors of the company in accordance with the Company’s established policies. Our directors and officers are indemnified by our bylaws against amounts actually and necessarily incurred by them in connection with the defense of any action, suit or proceeding in which they are a party by reason of being or having been directors or officers of the Company. Our certificate of incorporation provides that none of our directors or officers shall be personally liable for damages for breach of any fiduciary duty as a director or officer involving any act or omission of any such director or officer. Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to such directors, officers and controlling persons pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable.

In the event that a claim for indemnification against such liabilities, other than the payment by the Company of expenses incurred or paid by such director, officer or controlling person in the successful defense of any action, suit or proceeding, is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

The Company determined that an accrual was necessary at December 31, 2011, which is included in the “loss contingency accrual” amount on the accompanying consolidated balance sheets. See Note 7.

Camofi Master LOC

Camofi Master LOC and Camzhn Master LOC (the "Camofi Parties") filed their Complaint on October 13, 2011. In their Complaint, the Camofi Parties argue that as a result of the transactions between the Company and JMJ, Gemini Master Fund, Ltd. and Midsummer Investment, Ltd. respectively, the exercise prices in their Warrants and debentures should have been reduced. Consequently, the Camofi Parties argue that they have been denied the right to receive, in total, at least 130,795,594 shares of the Company's common stock, which has allegedly resulted in losses to the Camofi Parties of at least $22,265,951. The Camofi Parties also seek unspecified damages, in an amount to be proven at trial, based upon the Company’s alleged failure to lower the conversion price of the debentures and to provide proper notice of reduction in exercise price and conversion price. On November 18, 2011, the Company answered the Complaint and asserted affirmative defenses. Discovery has commenced in this case. Management intends to contest this case vigorously if a reasonable settlement cannot be achieved.

See Note 6 “Accrued Settlement” and Note 7 “Loss Contingency Accrual”

Employment Contracts

The Company has entered into employment contracts with certain executives and research personnel. The contracts provide for salaries, bonuses and stock option grants, along with other employee benefits.

Leases

On January 29, 2010, the Company signed a new lease to move from its Worcester facility to a new 10,607 square-foot facility in Marlboro, Massachusetts. The lease term is from April 1, 2010 through June 30, 2015. Monthly base rent was $12,817 and $12,596 for 2011 and 2010, respectively. The Company amended the lease effective March 1, 2011 adding an additional 1,650 square feet with an increase in monthly rent of $1,513. The Company renewed its site in Los Angeles, California through February 28, 2013. Monthly base rent is $2,170. Annual minimum lease payments are as follows:

2012	$195,340
2013	173,640
2014	169,300
2015	84,650
$622,929

Rent expense recorded in the financial statements for the years ended December 31, 2011, 2010 and 2009 was approximately $201,000, $281,000 and $134,000, respectively.